Borrowings by Currency (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 7,073	$ 5,608	$ 5,562
US$
Disclosure of detailed information about borrowings [line items]
Borrowings		5,461	5,427
MOP
Disclosure of detailed information about borrowings [line items]
Borrowings		130	135
HK$
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 17	$ 0